CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]		Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated deficit [Member]	Total
Total shareholders' equity at Dec. 31, 2021	$ 2,706		$ 929,871		$ (6,357)	$ (677,897)	$ 248,323
Ordinary shares, shares outstanding at Dec. 31, 2021	56,539,237
Stock-based compensation	$ 0		2,220		0	0	2,220
Exercise of stock options	$ 5		(5)		0	0	0
Exercise of stock options, shares	71,167
Comprehensive income (loss)	$ 0		0		(490)	(5,928)	(6,418)
Total shareholders' equity at Dec. 31, 2022	$ 2,711		932,086		(6,847)	(683,825)	244,125
Ordinary shares, shares outstanding at Dec. 31, 2022	56,610,404
Stock Issued During Period, Value, Acquisitions	$ 21		2,440		0	0	2,461
Stock Issued During Period, Shares, Acquisitions	390,625
Stock-based compensation	$ 0		3,066		0	0	3,066
Exercise of stock options	$ 1		(1)		0	0	0
Exercise of stock options, shares	15,057
Comprehensive income (loss)	$ 0		0		1,532	23,504	25,036
Total shareholders' equity at Dec. 31, 2023	$ 2,733		937,591		(5,315)	(660,321)	$ 274,688
Ordinary shares, shares outstanding at Dec. 31, 2023	57,016,086						57,016,086
Stock-based compensation	$ 0		5,703		0	0	$ 5,703
Exercise of stock options	$ 0	[1]	0	[1]	0	0	0
Exercise of stock options, shares	946
Comprehensive income (loss)	$ 0		0		(805)	24,849	24,044
Total shareholders' equity at Dec. 31, 2024	$ 2,733		$ 943,294		$ (6,120)	$ (635,472)	$ 304,435
Ordinary shares, shares outstanding at Dec. 31, 2024	57,017,032						57,017,032

[1]	Represents an amount less than $1